November 14, 2007

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:           iShares Trust (the “Trust”)
(Securities Act File No. 333-92935 and
Investment Company Act File No. 811-09729)

Ladies and Gentlemen:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, and on behalf of the Trust, please accept this letter as certification that the Prospectuses and Statements of Additional Information for iShares FTSE Developed Small Cap ex-North America Index Fund, iShares FTSE EPRA/NAREIT Global Real Estate ex-U.S. Index Fund, iShares FTSE EPRA/NAREIT Europe Index Fund, iShares FTSE EPRA/NAREIT Asia Index Fund and iShares FTSE EPRA/NAREIT North America Index Fund, each a series of the Trust, dated November 9, 2007, do not differ from those contained in Post-Effective Amendment No. 114 to the Trust’s Registration Statement on Form N-1A, filed electronically on November 9, 2007.

Please address all questions regarding this filing to the undersigned at (415) 597-2538.

Very truly yours,

/s/ Adam Mizock
Adam Mizock, Esq.